Accounts Payable Related to Concessions (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable Related To Concessions
Schedule of accounts payable related to concessions

Consolidated					Discount	Annual
	Company	Grant	Signature	Closing	rate	Adjustment	12.31.2023	12.31.2022
HPP Mauá	Copel GeT	06.29.2007	07.03.2007	06.2049	5,65% p.a.	IPCA	23,005	21,587
HPP Colíder	Copel GeT	12.29.2010	01.17.2011	01.2046	7,74% p.a.	IPCA	31,493	30,518
HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7,74% p.a.	IPCA	9,337	9,050
HPP Guaricana	Copel GeT	03.03.2020	03.03.2020	03.2025	7,74% p.a.	IPCA	1,325	2,200
HPP Fundão and HPP Santa Clara	Elejor	10.23.2001	10.25.2001	05.2037	11,00% p.a.	IGPM	828,695	874,187
							893,855	937,542
						Current	101,976	105,003
						Noncurrent	791,879	832,539
Discount rate applied to calculate present value
Real and net discount rate, compatible with the estimated long-term rate, not being linked to the expectation of return from the project.
Payment to the federal government
Monthly installments equivalent to 1/12 of the annual payment restated, as defined in the concession agreement.

Schedule of changes in accounts payable related to concessions

Balance as of January 1, 2022	903,959
Additions	1,855
Adjust to present value	27,063
Monetary variations	112,890
Payments	(108,225)
Balance as of December 31, 2022	937,542
Additions	894
Adjustment to present value	(44,021)
Monetary variations	115,176
Payments	(115,736)
Balance as of December 31, 2023	893,855

Schedule of nominal value and present value of accounts payable related to concession

Consolidated	Nominal value	Present value
2024	111,886	101,976
2025	111,079	91,359
2026	110,798	82,253
2027	110,798	74,313
After 2027	1,433,795	543,954
	1,878,356	893,855